FUNDING DEBTS	12 Months Ended
Dec. 31, 2018
Funding Debts
FUNDING DEBTS
FUNDING DEBTS

8. FUNDING DEBTS

The following table summarizes the Group’s outstanding Funding Debts as of December 31, 2017 and 2018, respectively:

	As of December 31,
	2017	2018
	(RMB in thousands)
Short-term:
Liabilities to Individual Investors—Juzi Licai	9,627,850	3,014,670
Liabilities to other funding partners	897,284	1,631,371
Total short-term Funding Debts	10,525,134	4,646,041
Long-term:
Liabilities to Individual Investors—Juzi Licai	157,321	81,168
Liabilities to other funding partners	9,308	76,719
Total long-term Funding Debts	166,629	157,887

For the years ended December 31, 2016, 2017 and 2018, the following significant activities took place related to the Group’s funding parties:

Liabilities to Individual Investors on Juzi Licai under the Old Model

The Group finances its on-balance sheet loans using the proceeds from Individual Investors on Juzi Licai by offering various investment programs. As of December 31, 2017 and 2018,the terms of those programs were all within 24 months with weighted average interest rates of 7.6%. As of December 31, 2017 and 2018, Individual Investors on Juzi Licai funded an aggregate amount of RMB9,253.4 million and RMB3,341.4 million in outstanding financing receivables originated by the Group, respectively.

Liabilities to other funding partners

The Group finances its on-balance sheet loans using the proceeds from other funding partners, including certain Institutional Funding Partners and the third-party investors of the consolidated Trusts.

As part of the arrangement with each of Institutional Funding Partners, the Group and Institutional Funding Partners typically agree on an aggregated amount of funds to be provided, maximum credit limit given to an individual Borrower, maximum borrowing term and an annualized interest rate.

The Group also invests in its on-balance sheet loans using funds from the consolidated Trusts contributed by the Group and/or other third-party investors. The Trusts are administered by third-party trust companies, which act as the trustees, for the purposes of providing returns to the beneficiary of the Trusts.

Those liabilities to other funding partners bearing weighted average interest rates of 7.7% and 10.0% as of December 31, 2017 and 2018, respectively. As of December 31, 2017 and 2018, other funding partners funded an aggregate amount of RMB1,157.7 million and RMB2,374.7 million in outstanding financing receivables originated by the Group, respectively. As of December 31, 2017 and 2018, financing receivables amounting to nil and RMB34.9 million were pledged as collaterals to secure the underlying loans funded by other funding partners, respectively.

Asset-backed securitized debts

In December 2015, the Group, through its VIE, Shenzhen Fenqile, created an ABS Plan with a final maturity of January 2018. As of December 31, 2017 and 2018, there were no financing receivables funded under the ABS Plan.

Maturities of Funding Debts

The following table summarizes the contractual maturity dates of the Group’s Funding Debts and associated interest payments as of December 31, 2018.

	1 - 12 months	13 - 24 months	25 - 36 months	37 - 48 months	49 - 60 months	Total
	(RMB in thousands)
Liabilities to Individual Investors—Juzi Licai	3,014,670	81,168	—	—	—	3,095,838
Liabilities to other funding partners	1,631,371	76,719	—	—	—	1,708,090
Total Funding Debts	4,646,041	157,887	—	—	—	4,803,928
Interest payments(i)	204,037	8,866	—	—	—	212,903
Total interest payments	204,037	8,866	—	—	—	212,903
(i)	Interest payments for Funding Debts with variable interest rates are calculated using the interest rate as of December 31, 2018.